Stephen M. Davis 212.813.8804 SDavis@goodwinprocter.com	Goodwin Procter LLP Counselors at Law The New York Times Building 620 Eighth Avenue New York, NY 10018 T: 212.813.8800 F: 212.355.3333

December 3, 2009

VIA EDGAR

Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549 Attention: Filing Desk

Re:	Puda Coal, Inc. Registration Statement on Form S-3

Ladies and Gentlemen:

On behalf of our client Puda Coal, Inc., a Delaware corporation (the “Company”), we are transmitting for filing by electronic submission with the Securities and Exchange Commission (the “Commission”) pursuant to the Securities Act of 1933, as amended, the Company’s Registration Statement on Form S-3.  The Company will be wiring the registration fee to the Commission as well.

If the Commission needs any additional information or has any questions, please do not hesitate to contact me at (212) 813-8804 or Catherine Pan of Goodwin Procter LLP at (212) 459-7057.

Sincerely,

/s/ Stephen M. Davis
Stephen M. Davis